INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Total cost	$ 1,040,433	$ 1,040,433	$ 1,040,433
Accumulated amortization	(309,861)	(231,829)	(127,785)
Net book value	730,572	808,604	912,648
Acquired technology - Polytherapeutics
Intangible assets
Total cost	40,433	40,433	40,433
Technology license - Skinvisible
Intangible assets
Total cost	$ 1,000,000	$ 1,000,000	$ 1,000,000